UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, N.Y.	10017
(Address of principal executive offices)	(Zip code)

John J. Crimmins

Treasurer & Chief Financial Officer

VanEck Vectors ETF Trust

666 Third Avenue

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2017

Item 1.	REPORT TO SHAREHOLDERS.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT May 31, 2017 (unaudited)

VANECK VECTORS®

High Income MLP ETF	YMLP®

High Income Infrastructure MLP ETF	YMLI®

800.826.2333	vaneck.com

The information contained in the management discussion represents the opinions of VanEck Vectors ETF Trust and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of VanEck Vectors ETF Trust are as of May 31, 2017, and are subject to change.

VANECK VECTORS MLP ETFs

(unaudited)

Dear Shareholder:

We are pleased to present this report for the two Master Limited Partnership (MLP) exchange-traded funds (ETFs) of the VanEck Vectors ETF Trust for the six-month period ended May 31, 2017.

Crude Oil: Stability Followed by Volatility

The first three months of the period under review were characterized by relative price stability in the crude oil market following the deal struck in December 2016 by OPEC and non-OPEC oil producers to cut production. The second half of the period, however, could not have been more different. The price of crude oil in the three months ending May 31, 2017 gyrated between a high of $54.45 on February 23, 2017 and a low of $45.52 on May 4, 2017. Crude oil finally settled at the end of May at $48.32 per barrel. Both MLP ETFs suffered accordingly.

WTI Brent Crude Futures Contract Prices1
12/1/2016 - 5/31/2017

Source: FactSet as of May 31, 2017. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

Any Rise in Oil Prices May Benefit MLPs

Going forward, however, we believe that both funds may stand to benefit from the recently agreed upon nine month extension of the cut in oil output by OPEC and non-members (led by Russia). This extension will run through March 2018.2

Please stay in touch with us through our website on which we offer videos, blogs, and email subscriptions. Should you have any questions, please contact us at 800.826.2333 or visit vaneck.com.

Thank you for participating in the VanEck Vectors ETF Trust. On the following pages, you will find the performance record of the two funds for the six-month period ending May 31, 2017. You will also find their financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
VanEck Vectors ETF Trust

June 17, 2017

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

[1]	West Texas Intermediate (WTI), also known as Texas light sweet, is a grade of crude oil used as a benchmark in oil pricing. This grade is described as light because of its relatively low density, and sweet because of its low sulfur content. It is the underlying commodity of New York Mercantile Exchange’s oil futures contracts.

[2]	Reuters: OPEC, non-OPEC extend oil output cut by nine months to fight glut, March 25, 2017, http://www.reuters.com/article/us-opec-oil-idUSKBN18L0S8
1

VANECK VECTORS MLP ETFs

Management Discussion (unaudited)

The performance of both funds was affected by the volatility in crude oil prices during the period under review.

High Income MLP

For the six months ended May 31, 2017, the VanEck Vectors High Income ETF (NYSE Arca: YMLP) lost 3.15% on a total return basis.*

The Fund declined specifically as a result of its exposure to MLPs involved in energy and, in particular, coal and consumable fuels. While the Fund’s exposure to materials contributed positively to performance, this positive contribution provided little counterbalance to the negative performance of both the energy and utilities MLPs.

High Income Infrastructure MLP

For the six months ended May 31, 2017, the VanEck Vectors High Income Infrastructure MLP ETF (NYSE Arca: YMLI) gained 1.86% on a total return basis.*

While YMLI remains focused on the midstream segment of the MLP sector, and continues, generally, to be insulated from commodity prices on a fundamental basis, it did benefit from the uptick in oil prices at the start of the period under review.

While business fundamentals will, of course, vary for each individual midstream MLP depending on basin exposure, pipeline types (i.e., natural gas, refined products, crude oil), contract types, and counterparties, certain partnerships have continued to be better positioned than others to withstand a “lower for longer” commodity price environment.

The majority of the MLPs in the oil and gas storage and transportation subindustry (in which the Fund remains predominantly invested) contributed to positive performance, as did one of the two MLPs in the oil and gas refining and marketing sub-industry. A number of MLPs involved in natural gas midstream activities, in particular, detracted from performance. Their negative contributions, however, failed to counterbalance the positive performance of the MLPs in the Fund.

*	Returns based on NAV. The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the funds reflects temporary waivers of expenses and/or fees. Had the funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
2

VANECK VECTORS MLP ETFs

PERFORMANCE COMPARISON

May 31, 2017 (unaudited)

VANECK VECTORS HIGH INCOME MLP ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	YMLPTR[1]	Share Price	NAV	YMLPTR[1]
Six Months	(3.01)%	(3.15)%	(3.84)%	(3.01)%	(3.15)%	(3.84)%
One Year	12.12%	11.79%	11.58%	12.12%	11.79%	11.58%
Five Year	(14.47)%	(14.52)%	(13.81)%	(54.23)%	(54.37)%	(52.44)%
Life*	(15.86)%	(15.83)%	(15.06)%	(59.39)%	(59.31)%	(57.35)%

*	Commencement of Fund: 3/12/12; First Day of Secondary Market Trading: 3/13/12.

[1]	Solactive High Income MLP Index (YMLPTR) is a rules-based index designed to provide investors a means of tracking the performance of selected MLPs which are publicly traded on a U.S. securities exchange. To be eligible for inclusion in the Index, a company must be structured as an MLP and be classified as a “High Income” MLP.

VanEck Vectors High Income MLP ETF (the “Fund”) is the successor to the Yorkville High Income MLP ETF pursuant to reorganizations that took place on February 22, 2016. Prior to that date, the Fund had no investment operations. Accordingly, for periods prior to that date, the Fund performance information is that of the Yorkville High Income MLP ETF.

VANECK VECTORS HIGH INCOME INFRASTRUCTURE MLP ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	YMLITR[2]	Share Price	NAV	YMLITR[2]
Six Months	1.32%	1.86%	1.30%	1.32%	1.86%	1.30%
One Year	12.65%	12.95%	13.02%	12.65%	12.95%	13.02%
Life*	0.02%	0.10%	1.76%	0.07%	0.42%	7.81%

*	Commencement of Fund: 2/11/13; First Day of Secondary Market Trading: 2/12/13.

[2]	Solactive High Income Infrastructure MLP Index (YMLITR) is a rules-based index designed to provide investors a means of tracking the performance of selected MLPs which are publicly traded on a U.S. securities exchange. To be eligible for inclusion in the Index, a company must be structured as an MLP and be classified as an “Infrastructure” MLP.

VanEck Vectors High Income Infrastructure MLP ETF (the “Fund”) is the successor to the Yorkville High Income Infrastructure MLP ETF pursuant to reorganizations that took place on February 22, 2016. Prior to that date, the Fund had no investment operations. Accordingly, for periods prior to that date, the Fund performance information is that of the Yorkville High Income Infrastructure MLP ETF.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 4 for more information.

3

VANECK VECTORS MLP ETFs

ABOUT FUND PERFORMANCE

May 31, 2017 (unaudited)

The price used to calculate market return (Share Price) is determined by using the closing price listed on its primary listing exchange. Since the shares of each Fund did not trade in the secondary market until after each Fund’s commencement, for the period from commencement to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for each Fund reflects temporary waivers of expenses and/or fees. Had each Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of each Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell fund shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Solactive High Income MLP Index and Solactive High Income Infrastructure MLP Index are published by Solactive AG (the “Index Provider”). The Index Provider does not sponsor, endorse, or promote the Funds and bear no liability with respect to the Funds or any security.

Premium/discount information regarding how often the closing trading price of the Shares of each Fund were above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for each of the four previous calendar quarters and the immediately preceding five years (if applicable) can be found at www.vaneck.com.

4

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2016 to May 31, 2017.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Annualized Expense Ratios(1)	Expenses Paid During Period
High Income MLP ETF*
Actual	$1,000.00	$968.50	0.82%	$4.02
Hypothetical**	$1,000.00	$1,020.84	0.82%	$4.13
High Income Infrastructure MLP ETF*
Actual	$1,000.00	$1,018.60	0.82%	$4.13
Hypothetical**	$1,000.00	$1,020.84	0.82%	$4.13

(1)	Tax benefit/(expense) is not included in the ratio calculation.

*	Expenses are equal to each Fund’s annualized expense ratio (for the six months ended May 31, 2017) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.
5

VANECK VECTORS HIGH INCOME MLP ETF

SCHEDULE OF INVESTMENTS

May 31, 2017 (unaudited)

Number of Shares		Value

MASTER LIMITED PARTNERSHIPS: 99.3%
Energy: 76.2%
95,676	Alliance Holdings GP LP	$2,708,588
185,418	Alliance Resource Partners LP	3,986,487
152,086	Archrock Partners LP	2,355,812
153,148	Black Stone Minerals LP	2,500,907
106,264	CrossAmerica Partners LP	2,553,524
243,001	Dynagas LNG Partners LP	3,375,284
135,140	Enviva Partners LP	3,797,434
166,836	GasLog Partners LP	3,653,708
137,036	Global Partners LP	2,569,425
178,237	Golar LNG Partners LP	3,521,963
137,753	Hoegh LNG Partners LP	2,631,082
177,028	KNOT Offshore Partners LP	3,752,994
68,877	Natural Resource Partners LP	1,997,433
179,464	NGL Energy Partners LP	2,440,710
104,201	Sprague Resources LP	2,651,915
167,551	Sunoco LP	4,996,371
225,493	Teekay LNG Partners LP	3,427,494
756,733	Teekay Offshore Partners LP	2,368,574
233,571	USA Compression Partners LP	3,589,986
		58,879,691
Number of Shares		Value

Materials: 8.9%
261,693	SunCoke Energy Partners LP	$4,357,189
104,201	Westlake Chemical Partners LP	2,532,084
		6,889,273
Utilities: 14.2%
86,556	AmeriGas Partners LP	3,837,893
614,178	Ferrellgas Partners LP	3,420,971
157,882	Suburban Propane Partners LP	3,732,331
		10,991,195
Total Master Limited Partnerships (Cost $74,703,998)		76,760,159
Other Assets in Excess of Liabilities: 0.7%		521,701
NET ASSETS: 100.0%		$77,281,860

GP—General Partner

LP—Limited Partner

Summary of Investments by Sector	% of Investments	Value
Energy	76.7%	$58,879,691
Materials	9.0%	6,889,273
Utilities	14.3%	10,991,195
	100.0%	$76,760,159

As of May 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

There were no transfers between levels during the period ended May 31, 2017.

The accompanying notes are an integral part of the financial statements.

6

VANECK VECTORS HIGH INCOME INFRASTRUCTURE MLP ETF

SCHEDULE OF INVESTMENTS

May 31, 2017 (unaudited)

Number of Shares		Value

MASTER LIMITED PARTNERSHIPS: 87.3%
Energy: 87.3%
22,116	Buckeye Partners LP	$1,415,424
67,544	Cone Midstream Partners LP	1,433,959
59,101	Crestwood Equity Partners LP	1,353,413
39,854	DCP Midstream LP	1,346,268
48,356	Dominion Energy Midstream Partners LP	1,385,399
85,203	Enbridge Energy Partners LP	1,410,962
61,114	Energy Transfer Partners LP	1,329,841
80,072	EnLink Midstream Partners LP	1,358,822
19,176	Equities Midstream Partners LP	1,414,422
44,051	Genesis Energy LP	1,373,951
43,358	Holly Energy Partners LP	1,420,408
79,644	Martin Midstream Partners LP	1,449,521
28,658	NuStar Energy LP	1,306,232
28,319	ONEOK Partners LP	1,385,082
28,169	Phillips 66 Partners LP	1,394,929
34,846	Spectra Energy Partners LP	1,503,256
64,895	Summit Midstream Partners LP	1,499,074
28,559	Tallgrass Energy Partners LP	1,416,526
27,454	Tesoro Logistics LP	1,454,513
31,953	Valero Energy Partners LP	1,444,595
24,045	Western Gas Partners LP	1,340,028
37,318	Williams Partners LP	1,461,746
Total Master Limited Partnerships (Cost $31,707,604)		30,898,371
Number of Shares		Value

COMMON STOCKS: 11.2%
Energy: 11.2%
76,376	EnLink Midstream LLC	$1,302,211
48,028	Plains GP Holdings LP, Cl A	1,280,907
54,060	Tallgrass Energy GP LP, Cl A	1,393,126
Total Common Stocks (Cost $4,208,143)		3,976,244
Total Investments: 98.5% (Cost $35,915,747)		34,874,615
Other Assets in Excess of Liabilities: 1.5%		527,892
NET ASSETS: 100.0%		$35,402,507

Cl—Class

GP—General Partner

LLC—Limited Liability Company

LP—Limited Partner

Summary of Investments by Sector	% of Investments	Value
Energy	100.0%	$34,874,615

As of May 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

There were no transfers between levels during the period ended May 31, 2017.

The accompanying notes are an integral part of the financial statements.

7

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2017 (unaudited)

	High Income MLP ETF	High Income Infrastructure MLP ETF
Assets:
Investments at value (1)	$76,760,159	$34,874,615
Cash	—	397
Income Tax Receivable	621,315	555,550
Dividends Receivable	159,270	—
Receivable for Franchise Taxes	12,260	—
Total assets	77,553,004	35,430,562

Liabilities:
Borrowings for Line of Credit	210,745	—
Interest	—	504
Payable due to Adviser	57,259	26,234
Due to custodian	3,140	—
Payable for Franchise Taxes	—	1,317
Total liabilities	271,144	28,055
NET ASSETS	$77,281,860	$35,402,507
Shares Outstanding	3,269,161	2,400,000
Net Asset Value, redemption and offering price per share	$23.64	$14.75

Net Assets Consist of:
Aggregate paid in capital	$291,257,060	$46,894,463
Distributions in Excess of Net Investment Income, Net of Deferred Taxes	(27,559,111)	(4,529,621)
Accumulated Net Realized Loss on Investments, Net of Deferred Taxes	(188,856,144)	(5,921,203)
Net Unrealized Appreciation (Depreciation) on Investments, Net of Deferred Taxes	2,440,055 †	(1,041,132)
Net Assets	$77,281,860	$35,402,507
(1) Cost of Investments	$74,703,998	$35,915,747

†	Inclusive of an unrealized tax benefit of $383,894.

The accompanying notes are an integral part of the financial statements.

8

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended May 31, 2017 (unaudited)

	High Income MLP ETF	High Income Infrastructure MLP ETF
Income:
Dividends	$255,311	$—
Distributions from Master Limited Partnerships	3,677,845	1,322,747
Less: Return of Capital Distributions	(3,812,217)	(1,322,747)
Total investment income	120,939	—

Expenses:
Management fees	374,729	156,323
Interest expense	1,377	960
Total expenses	376,106	157,283
Net investment loss, before taxes	(255,167)	(157,283)
Income tax benefit/(expense), net of valuation allowance	—	—
Net investment loss, net of taxes	(255,167)	(157,283)

Net realized gain/(loss) on:
Investments	(9,447,649)	1,541,222
Income tax benefit/(expense), net of valuation allowance	—	—
Net realized gain/(loss) on investments, net of taxes	(9,447,649)	1,541,222

Net change in unrealized appreciation (depreciation) on:
Investments	7,696,419	(801,289)
Income tax benefit/(expense), net of valuation allowance	—	—
Net change in unrealized appreciation (depreciation) on investments, net of taxes	7,696,419	(801,289)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,006,397)	$582,650

The accompanying notes are an integral part of the financial statements.

9

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	High Income MLP ETF		High Income Infrastructure MLP ETF
	For the Six Months Ended May 31, 2017	Year Ended November 30, 2016	For the Six Months Ended May 31, 2017	Year Ended November 30, 2016
	(unaudited)		(unaudited)
Operations:
Net investment loss, net of taxes	$(255,167)	$(300,571)	$(157,283)	$(571,991)
Net realized gain (loss) on investments, net of taxes	(9,447,649)	(96,699,318)	1,541,222	(8,225,791)
Net change in unrealized appreciation (depreciation) on investments, net of taxes	7,696,419	84,413,046	(801,289)	14,642,991
Net increase (decrease) in Net Assets resulting from operations	(2,006,397)	(12,586,843)	582,650	5,845,209

Distributions to shareholders:
Investment income	—	—	(1,157,325)	—
Return of Capital	(3,678,829)	(9,588,385)	—	(2,600,750)
Total distributions to shareholders	(3,678,829)	(9,588,385)	(1,157,325)	(2,600,750)

Share transactions:**
Proceeds from sale of shares	—	11,402,923	3,229,982	2,977,971
Cost of shares redeemed	(11,595,999)	(18,698,213)	(2,322,445)	(5,208,314)
Increase (decrease) in Net Assets from share transactions	(11,595,999)	(7,295,290)	907,537	(2,230,343)
Total increase (decrease) in Net Assets	(17,281,225)	(29,470,518)	332,862	1,014,116
Net Assets, beginning of period	94,563,085	124,033,603	35,069,645	34,055,529
Net Assets, end of period†	$77,281,860	$94,563,085	$35,402,507	$35,069,645
† Includes distributions in excess of net investment income	$(27,559,111)	$(27,303,943)	$(4,529,621)	$(3,215,013)

**Shares of Common Stock Issued (no par value)
Shares sold	—	560,000 #	200,000	200,000
Shares redeemed	(450,000)	(800,839)#	(150,000)	(400,000)
Net increase (decrease)	(450,000)	(240,839)	50,000	(200,000)

#	On June 29, 2016, the Fund effected a 1 for 5 reverse share split (See Note 9). Per share data has been adjusted to reflect the share split.

The financial statements include the financial information of the Predecessor Funds through February 21, 2016 (See Note 1).

The accompanying notes are an integral part of the financial statements.

10

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	High Income MLP ETF
	For the Six Months Ended May 31,		For the Years Ended November 30,							For the Period March 12, 2012(d) through November 30,
	2017		2016 #		2015 #		2014 #		2013 #	2012 #
	(unaudited)
Net asset value, beginning of period	$25.43		$31.30		$74.05		$89.95		$89.35	$100.00
Income from investment operations:
Net investment income (loss)*		(0.07)	(0.02)		0.10		(0.20)		(0.15)	0.15
Return of capital	1.09		0.75		5.75		7.20		7.35	5.65
Net realized and unrealized gain (loss) on investments		(1.74)	(4.06)		(41.90)		(15.15)		1.60 (e)		(10.40)
Total from investment operations		(0.72)	(3.33)		(36.05)		(8.15)		8.80		(4.60)
Less distribution from:
Net investment income (loss)	—		—		—		(1.40)		—		(0.10)
Return of capital		(1.07)	(2.54)		(6.70)		(6.35)		(8.20)		(5.95)
Total distributions		(1.07)	(2.54)		(6.70)		(7.75)		(8.20)		(6.05)
Net asset value, end of period	$23.64		$25.43		$31.30		$74.05		$89.95	$ 89.35
Total return (a)	(3.15	)%(h)	(8.40)%		(51.42)%		(10.17)%		9.98%	(4.51	)%(h)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$77,282		$94,563		$124,034		$285,134		$253,705	$89,340
Ratio of expenses, excluding income tax benefit/(expense), to average net assets	0.82	%(f)	0.88	%(g)	0.85	%(g)	0.83	%(g)	0.82%	0.82	%(f)
Ratio of total expenses to average net assets (b)	0.82	%(f)	0.88%		0.56%		(1.34)%		4.65%	0.82	%(f)
Ratio of net investment income/(loss) excluding income tax benefit/(expense) to average net assets	(0.56	)%(f)	(0.34)%		(0.10)%		(0.23)%		(0.24)%	0.25	%(f)
Ratio of net investment income/(loss) to average net assets (c)	(0.56	)%(f)	(0.34)%		0.19%		(0.19)%		(0.17)%	0.25	%(f)
Portfolio turnover rate (i)	35	%(h)	46%		62%		44%		37%	2	%(h)

The financial highlights include the financial information of the Predecessor Funds through February 21, 2016 (See Note 1).

#	On June 29, 2016, the Fund effected a 1 for 5 reverse share split (See Note 9). Per share data has been adjusted to reflect the share split.
*	Per share data calculated using average shares method.
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date (ex-date for periods prior to February 21, 2016) and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Net income tax expense for the ratio calculation is derived from net investment income (loss) and realized and unrealized gains (losses).
(c)	Income tax benefit/(expense) for the ratio calculation is derived from net investment income (loss) only.
(d)	Commencement of operations.
(e)	Realized and unrealized gains and losses per share may not reconcile with the aggregate gains and losses in the Statement of Operations due to timing of purchases and sales during the period.
(f)	Annualized.
(g)	Includes franchise tax expenses. Without franchise tax expenses, the net ratio would be 0.82%.
(h)	Not Annualized.
(i)	Portfolio turnover rates exclude securities received as a result of processing in-kind capital share transactions.

The accompanying notes are an integral part of the financial statements.

11

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	High Income Infrastructure MLP ETF
	For the Six Months Ended							For the Period February 11, 2013(d) through
	May 31,		For the Years Ended November 30,					November 30,
	2017		2016	2015		2014		2013
	(unaudited)
Net asset value, beginning of period	$14.92		$13.36	$21.75		$21.15		$20.00
Income from investment operations:
Net investment income (loss)*		(0.06)	(0.25)	(0.10)		(0.12)			(0.09)
Return of capital	0.54		1.17	1.22		1.27		1.08
Net realized and unrealized gain (loss) on investments		(0.17)	1.77	(8.31)		1.01		1.15
Total from investment operations	0.31		2.69	(7.19)		2.16		2.14
Less distribution from:
Net investment income (loss)		(0.48)	—	—		(0.72)		—
Return of capital	—		(1.13)	(1.20)		(0.84)			(0.99)
Total distributions		(0.48)	(1.13)	(1.20)		(1.56)			(0.99)
Net asset value, end of period	$14.75		$14.92	$13.36		$21.75		$21.15
Total return (a)	1.86	%(g)	22.08%	(34.18)%		10.53%		11.00	%(g)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$35,403		$35,070	$34,056		$46,760		$33,841
Ratio of expenses, excluding income tax benefit/(expense), to average net assets	0.82	%(e)	0.82%	0.84	%(f)	0.84	%(f)	0.82	%(e)
Ratio of total expenses to average net assets (b)	0.82	%(e)	0.71%	(4.69)%		5.91%		6.92	%(e)
Ratio of net investment income/(loss) excluding income tax benefit/(expense) to average net assets	(0.82	)%(e)	(0.82)%	(0.84)%		(0.84)%		(0.82	)%(e)
Ratio of net investment income/(loss) to average net assets (c)	(0.82	)%(e)	(1.85)%	(0.54)%		(0.54)%		(0.53	)%(e)
Portfolio turnover rate (h)	42	%(g)	42%	38%		47%		0.00	%(g)

The financial highlights include the financial information of the Predecessor Funds through February 21, 2016 (See Note 1).

*	Per share data calculated using average shares method.
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date (ex-date for periods prior to February 21, 2016) and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Net income tax expense for the ratio calculation is derived from net investment income (loss) and realized and unrealized gains (losses).
(c)	Income tax benefit/(expense) for the ratio calculation is derived from net investment income (loss) only.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Includes franchise tax expenses. Without franchise tax expenses, the net ratio would be 0.82%.
(g)	Not Annualized.
(h)	Portfolio turnover rates exclude securities received as a result of processing in-kind capital share transactions.

The accompanying notes are an integral part of the financial statements.

12

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

May 31, 2017 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of May 31, 2017, offers fifty-nine investment portfolios, each of which represents a separate series of the Trust.

The financial statements herein relate to the following funds: the High Income MLP ETF and the High Income Infrastructure MLP ETF (each a “Fund”, and collectively the “Funds”). The High Income MLP ETF seeks to provide investment results that correspond generally to the performance, before fees and expenses, of the Solactive High Income MLP Index (the “Index”). The High Income Infrastructure MLP ETF seeks to provide investment results that correspond generally to the performance, before fees and expenses, of the Solactive High Income Infrastructure MLP Index (the “Infrastructure Index”). Each Fund is classified as “non-diversified”. This means that the Funds may invest more of their assets in securities of a single issuer than that of a diversified fund. Each Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. Van Eck Associates Corporation (the “Adviser”) serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”).

On February 22, 2016, the shareholders of the Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF (the “Predecessor Funds”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets and assumption of certain of the liabilities of the Predecessor Funds, (b) the issuance of shares of the Funds to the shareholders of the Predecessor Funds; and (c) the liquidation and termination of the Predecessor Funds. The effective date of the Reorganization was February 22, 2016. The Predecessor Funds had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Funds. The financial statements and financial highlights include the financial information of the Predecessor Funds through February 21, 2016.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services-Investment Companies.

The following is a summary of the significant accounting policies followed by the Funds.

A.	Return of Capital Estimates—Distributions received by the Funds generally are comprised of income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available to the Funds and other industry sources. These estimates may subsequently be revised based on information received from Master Limited Partnerships (“MLP”) after their tax reporting periods are concluded.

B.	Master Limited Partnerships—Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes (although some states do impose a net income tax on partnerships). Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends).
13

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

C.	Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset is not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

D.	Federal and Other Income Taxes—Each Fund intends to invest primarily in MLPs, which generally are treated as qualified publicly traded partnerships for federal income tax purposes. Accordingly, the Funds do not intend to qualify, and will not qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code due to the Funds’ concentration in MLP securities and are taxed as regular C-corporations. As a regular C-corporation, each Fund is obligated to pay federal, state and local income tax on its taxable income. Currently the maximum marginal regular federal income tax rate for a regular C-corporation is 35% for taxable income more than $10 million. The Funds may be subject to a 20% alternative minimum tax on their federal alternative minimum taxable income to
14

the extent that their alternative minimum tax exceeds their regular federal income tax. High Income Infrastructure MLP ETF is currently using an estimated 36.10% tax rate for federal, state and local tax which is composed of a 34% marginal federal tax rate and an assumed 2.10% rate attributable to state taxes (net of federal benefit). High Income MLP ETF is currently using an estimated 38.06% tax rate for federal, state and local tax which is composed of a 35% marginal federal tax rate and an assumed 3.06% state tax rate (net of federal benefit).

As a consequence of being taxed as a C-corporation, the Funds will be obligated to pay applicable federal and state corporate income taxes on their taxable income as opposed to most other investment companies which are not so obligated. The Funds expect that a portion of the distributions they receive from MLPs will be treated as a tax deferred return of capital, thus reducing the Funds’ current tax liabilities and increasing the Funds’ deferred tax liabilities. However, the amount of taxes currently payable by the Funds will vary depending on the amount income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Funds.

Cash distributions from MLPs to the Funds that exceed such Funds’ allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Funds’ adjusted tax basis in the equity securities of the MLP. These reductions in such Funds’ adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Funds on a subsequent sale of the securities. The Funds will accrue deferred income taxes for any future tax liabilities associated with (a) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (b) capital appreciation on their investments. Upon the sale of an MLP security, the Funds will rely to some extent on information provided by the MLPs, which is not necessarily timely, or accurate, to estimate deferred tax liabilities for purposes of financial statement reporting and determining NAV of the Funds. From time to time, the Funds will modify the estimates or assumptions related to the Funds’ deferred tax liabilities as new information becomes available.

Since the Funds will be subject to taxation on their taxable income, the NAV of the Funds’ shares will also be reduced by the accrual of any current or deferred tax liabilities. The Index and Infrastructure Index (the “Indices”) however are calculated without any adjustments for taxes. As a result, the Funds’ after tax performance could differ significantly from the Indices even if the pretax performance of the Funds and the performance of the Indices are closely correlated.

The tax expense or benefits attributable to certain components of income will be included in the Statements of Operations. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for federal income tax purposes. Deferred tax assets and liabilities are calculated utilizing effective tax rates expected to be applied to taxable income in the years the temporary differences are realized or settled. A valuation allowance will be recognized if, based on the available evidence, it is more likely than not that some or all of the deferred tax asset will not be realizable. In the assessment for a valuation allowance, consideration is given to all positive and negative evidence related to the realization of the deferred tax asset. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are highly dependent on cash distributions from the Funds’ MLP holdings), the duration of statutory carry forward periods and the associated risk that operating and capital loss carry forwards may expire unused. The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations.

E.	Dividends and Distributions to Shareholders—Each Fund distributes substantially all of its net investment income quarterly. All distributions are recorded on ex-dividend date. The estimated characterization of the distributions paid will be either an ordinary income or return of capital distribution. This estimate is based on the Funds’ operating results during the period. It is anticipated that a portion of their distributions may be comprised of return of capital as a result of the tax character of cash distributions made by each Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year. The Funds will inform shareholders of the final tax character of the distributions on IRS Form 1099-DIV in February 2018.

F.	Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with
15

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.82% of each Fund’s average daily net assets. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability and extraordinary expenses.

Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ “Distributor”. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended May 31, 2017, the cost of purchases and proceeds from sales of investments other than U.S. Government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

	Cost of Investments Purchased	Proceeds from Investments Sold
High Income MLP ETF	$31,943,822	$47,513,356
High Income Infrastructure MLP ETF	15,803,874	19,426,695

Note 5—Income Taxes—The High Income MLP ETF and High Income Infrastructure MLP ETF income tax expense/(benefit) for the period ended May 31, 2017 consists of the following:

High Income MLP ETF	Current Expense/ (Benefit)	Deferred Expense/ (Benefit)	Total Expense/ (Benefit)
Federal	$—	$(671,874)	$(671,874)
State (net of Federal)	—	(58,799)	(58,799)
Change in valuation allowance	—	730,673	730,673
Total	$—	$—	$—

High Income Infrastructure MLP ETF	Current Expense/ (Benefit)	Deferred Expense/ (Benefit)	Total Expense/ (Benefit)
Federal	$—	$191,525	$191,525
State (net of Federal)	—	11,830	11,830
Change in valuation allowance	—	(203,355)	(203,355)
Total	$—	$—	$—

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

16

Total income tax expense/(benefit) (current and deferred) differs from the amount computed by applying the federal statutory income tax rate to net investment income/(loss) and realized and unrealized gain/(loss) on investments before taxes as follows:

	For the Period Ended May 31, 2017
High Income MLP ETF	Amount	Rate
Income tax expense/(benefit)	$(702,239)	(35.00)%
State income tax, net of Federal benefit	(61,403)	(3.06)%
Permanent differences, net	33,020	1.65%
Change in estimated state deferred rate	—	—%
Other expense/(benefit)	(51)	—%
Change in valuation allowance	730,673	36.41%
Net income tax expense/(benefit)	$—	—%

	For the Period Ended May 31, 2017
High Income Infrastructure MLP ETF	Amount	Rate
Income tax expense/(benefit)	$198,101	34.00%
State income tax, net of Federal benefit	12,229	2.10%
Permanent differences, net	(6,982)	(1.20)%
Change in estimated state deferred rate	—	—%
Other expense/(benefit)	7	—%
Change in valuation allowance	(203,355)	(34.90)%
Net income tax expense/(benefit)	$—	—%

Components of each Fund’s deferred tax assets and liabilities are as follows:

	For the Period Ended May 31, 2017
	High Income MLP ETF	High Income Infrastructure MLP ETF
Deferred Tax Assets:
Unrealized loss on investments	$932,505	$182,235
Net operating loss carryforward	4,142,812	1,627,687
Capital loss carryforward	66,093,732	1,184,424
AMT Credit Carryforward	39,212	—
Other	17,791	2,337
Total Deferred Tax Assets	$71,226,052	$2,996,683
Valuation Allowance	(71,226,052)	(2,996,683)
Net Deferred Tax Assets	$—	$—

The Funds review the recoverability of their deferred tax assets based upon the weight of the available evidence. When assessing the recoverability of their deferred tax assets, management considers available carrybacks, reversing temporary taxable differences, projections of future taxable income and tax planning (if any). High Income MLP ETF has recorded a valuation allowance of $71,226,052 of the net deferred tax asset and High Income Infrastructure MLP ETF has recorded a valuation allowance of $2,996,683 of the net deferred tax asset at May 31, 2017 as the Fund believes it is more-likely-than-not the asset will not be realized within the relevant carryforward periods. The Fund may be required to modify the estimates or assumptions it uses regarding the deferred tax asset or liability as new information becomes available. Since the Funds will be subject to taxation on their taxable income, the NAV of Funds shares will also be reduced by the accrual of any deferred tax liabilities. Because of the impact of deferred taxes, the Funds’ performance could differ from their underlying Index.

17

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits.

For the Period Ended May 31, 2017
	High Income MLP ETF	High Income Infrastructure MLP ETF
Unrecognized tax benefit (beginning balance)	$—	$—
Changes for prior period positions	—	—
Current period positions	—	—
Settlements	—	—
Lapse of Statute of limitations	—	—
Unrecognized tax benefit (ending balance)	$—	$—

The Funds recognize the tax benefits of uncertain positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. and State tax returns filed or expected to be filed since inception of the Funds. The Funds’ tax years are open for examination by U.S. and state tax authorities for all periods. Currently, High Income MLP ETF is under IRS examination for the tax-year ended November 30, 2015. The Funds are not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will change materially in the next 12 months.

As of May 31, 2017, High Income MLP ETF and High Income Infrastructure MLP ETF had the following estimated, expiring net operating losses:

Fund	Origination	Amount	Expiration
High Income MLP ETF	11/30/2012	$454,274	11/30/2032
	11/30/2013	695,798	11/30/2033
	11/30/2014	770,077	11/30/2034
	11/30/2015	1,993,978	11/30/2035
	11/30/2016	3,597,342	11/30/2036
	11/30/2017	3,372,622	11/30/2037
		$10,884,091

Fund	Origination	Amount	Expiration
High Income Infrastructure MLP ETF	11/30/2013	$124,340	11/30/2033
	11/30/2015	2,022,792	11/30/2035
	11/30/2016	1,316,072	11/30/2036
	11/30/2017	1,045,623	11/30/2037
		4,508,827

As of May 31, 2017, High Income MLP ETF and High Income Infrastructure MLP ETF had the following estimated expiring capital loss carryforward:

Fund	Origination	Amount	Expiration
High Income MLP ETF	11/30/2015	$84,690,433	11/30/2020
	11/30/2016	85,834,974	11/30/2021
	11/30/2017	3,117,586	11/30/2022
		$173,642,993

Fund	Origination	Amount	Expiration
High Income Infrastructure MLP ETF	11/30/2016	$ 3,280,954	11/30/2021
18

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2017, were as follows:

		Aggregated	Aggregated
		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
High Income MLP ETF	$79,210,059	$9,205,427	$(11,655,327)	$(2,449,900)
High Income Infrastructure MLP ETF	35,379,421	3,135,647	(3,640,453)	(504,806)

The difference between cost amounts for financial statement purposes is due primarily to the recognition of pass-through income from the Funds’ investments in MLP interests.

Note 6—Capital Share Transactions—As of May 31, 2017, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), or multiples thereof, as follows:

Creation Units
High Income MLP ETF	50,000
High Income Infrastructure MLP ETF	50,000

The consideration for the purchase of Creation Units of the Funds generally consists of the in-kind contribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally when the securities are not available in sufficient quantity for delivery, are not eligible for trading by the Authorized Participant, or as a result of market circumstances. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit at the Custodian for the benefit of the Funds, collateral consisting of cash in the form of U.S. dollars at least equal to 115% of the daily marked to market value of the missing Deposit Securities. Since the Funds are taxable as a C-Corporation, the Funds’ redemptions will generally result in taxable income or loss to the Funds. Accordingly, the Funds expect to effect its redemptions principally for cash, rather than in-kind securities.

For the period ended May 31, 2017, the High Income Infrastructure MLP ETF had in-kind contributions as follows:

In-Kind
Contributions
High Income Infrastructure MLP ETF	$3,230,246

The in-kind contributions in this table represent the accumulation of the Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to The Bank of New York Mellon. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 7—Concentration of Risk—The Funds’ assets will be concentrated in an industry or group of industries to the extent that the Index or Infrastructure Index concentrates in a particular industry or group of industries. By concentrating their assets in a particular industry or group of industries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Funds to a greater extent than if the Funds’ net assets were invested in a wider variety of industries.

Under normal circumstances, each Fund intends to invest at least 80% of its net assets in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the

19

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Funds is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees. These Funds have adopted a unitary management fee where the Adviser is responsible for all expenses of the Funds. Therefore, the expense for the Plan for these Funds are included in “Management fees.”

Note 9—Share Split—On June 29, 2016, the VanEck Vectors High Income MLP ETF executed a reverse share split for shareholders of record before the open of markets on June 29, 2016. The effect of this transaction was to divide the number of outstanding shares of the Fund by a ratio of one-for-five, resulting in a corresponding increase in the net asset value per share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended May 31, 2017, the following Funds borrowed under this Facility:

				Outstanding Loan
	Days	Average Daily	Average	Balance as of
Fund	Outstanding	Loan Balance	Interest Rate	May 31, 2017
High Income MLP ETF	89	$361,674	2.21%	$210,745
High Income Infrastructure MLP ETF	19	613,276	2.19	—

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the the period ended May 31, 2017, there were no offsets to custodian fees.

Note 12—Recent Accounting Pronouncements and Regulatory Requirements—In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures. Any required changes will be implemented for interim and annual periods after August 1, 2017.

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

Note 13—Subsequent Events—The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments will be required to the financial statements.

20

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	MLPSAR

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	Schedule of Investments.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING PLOICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VECTORS ETF TRUST

By (Signature and Title) John J. Crimmins, Treasurer & Chief Financial Officer

Date: August 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) Jan F. van Eck, Chief Executive Officer

Date: August 8, 2017

By (Signature and Title) John J. Crimmins, Treasurer & Chief Financial Officer

Date: August 8, 2017